Income Taxes (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Enterprise income tax ra		25.00%
Preferential tax rate percentage		15.00%
Dividend payment percentage		10.00%
Reduced tax rate percentage		5.00%
Underpayment of income tax liability (in Yuan Renminbi)		¥ 100
Uncertain tax position (in Yuan Renminbi)		581
Valuation allowance (in Yuan Renminbi)		71,034	¥ 81,340
Operating loss carry-forwards (in Yuan Renminbi)		303,143	468,715
Tax loss carried forward expired and cancelled (in Yuan Renminbi)		¥ 48,259	¥ 44,091	¥ 18,349
Provision for income taxes, percentage		25.00%	25.00%	25.00%
PRC income taxes payable without tax exemption amount (in Yuan Renminbi)	[1]	¥ (29,969)	¥ 25,709	¥ 4,620
Withholdings tax rate		10.00%
Undistributed earnings of group's subsidiaries and VIEs (in Yuan Renminbi)		¥ 1,448,197	1,664,408
Undistributed earnings of deferred tax liability (in Yuan Renminbi)		¥ 72,410	¥ 83,220
PRC [Member]
Income Taxes [Line Items]
Decreased Basic net profit per share (in Yuan Renminbi per share)				¥ 0.01
Fanhua Lianxing Insurance Sales Co Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate percentage		15.00%	15.00%	15.00%
HONG KONG
Income Taxes [Line Items]
Profits Tax rate		16.50%
Current rate of taxation		8.25%	8.25%	8.25%
Reduced tax rate percentage		5.00%
Withholdings tax rate		5.00%
Tax residents rate		25.00%
PRC [Member]
Income Taxes [Line Items]
Dividend distribution withholding tax rate		5.00%	5.00%	5.00%
Provision for income taxes, percentage		25.00%
PRC income taxes payable without tax exemption amount (in Yuan Renminbi)		¥ 507	¥ 9,956	¥ 12,671
Decreased Basic net profit per share (in Yuan Renminbi per share)		¥ 0	¥ 0.01
Diluted net profit per share (in Yuan Renminbi per share)		¥ 0	¥ 0.01	¥ 0.01

[1]	The effect of non-taxable income for years ended December 31, 2022 represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment. The effect of non-taxable income for the year ended December 31, 2023 is primarily relating to the non-taxable gains from changes in fair value of equity interests held by the Group. The effect of non-taxable loss for the year ended December 31, 2024 is primarily relating to the non-taxable loss from changes in fair value of equity interests held by the Group.